UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Reed Smith LLP
Reed Smith Centre
224 Fifth Avenue
Pittsburgh, PA  15222-2716

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

AFA	Shares	Security Description	Value
Common Stock - 62.0%
Communications - 2.8%
15,000	Overstock.com, Inc. (a)	$295,500
74,364	PTGi Holding, Inc. (a)	271,429
519,507	UTStarcom Holdings Corp. (a)	1,413,059
		1,979,988

Consumer Discretionary - 22.9%
37,904	Sears Canada, Inc. (a)	562,874
286,619	Sears Holdings Corp. (a)	13,688,923
96,813	Sears Hometown and Outlet Stores, Inc. (a)	2,289,628
		16,541,425
Financials - 6.2%
157,480	Asta Funding, Inc. (a)	1,302,359
225,000	MBIA, Inc. (a)	3,147,750
		4,450,109
Materials - 30.1%
1,081,940	Resolute Forest Products (a)(b)	21,736,175
Total Common Stock (Cost $34,283,585)	44,707,697
Warrants - 10.5%		Exer. Price	Exp. Date
377,430	Bank of America Corp. (a)	$13.30	01/19	3,102,475
150,000	JPMorgan Chase & Co. (a)	42.42	10/18	3,030,000
77,400	Wells Fargo & Co. (a)	34.01	10/18	1,442,736

Total Warrants(Cost $2,940,003)	7,575,211
Total Investments in Securities - 72.5% (Cost $37,223,588)*	$52,282,908
Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.6)%
Call Options Written - (0.6)%
(3,250)	Resolute Forest Products (Premiums Received $(386,629))	20.00	07/14	(422,500)
Other Assets & Liabilities, Net –28.1%	20,246,711
Net Assets – 100.0%	$72,107,119

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,638,018
Gross Unrealized Depreciation	(614,569)
Net Unrealized Appreciation	$15,023,449

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2014.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$52,282,908	$(422,500)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$52,282,908	$(422,500)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in this table is Common Stock and Warrants. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value
Equity Securities - 6.5%
Common Stock - 6.5%
Materials - 6.5%
3,745	Catalyst Paper Corp. (a)	$7,961
145,851	Emerald Plantation Holdings, Ltd. (a)(b)	32,087
52,613	Resolute Forest Products, Inc. (a)	1,056,995
		1,097,043
Total Common Stock (Cost $190,007)	1,097,043
Total Equity Securities (Cost $190,007)	1,097,043
Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 42.3%
Corporate Convertible Bonds - 20.2%
Communications - 16.2%
$3,000,000	Rainmaker Entertainment, Inc. (b)	8.00%	03/31/16	2,713,704
Financials - 2.0%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	332,031
Materials - 2.0%
283,000	Fortress Paper, Ltd.	6.50	12/31/16	174,024
400,000	USEC, Inc. (c)	3.00	10/01/14	167,500
				341,524
Total Corporate Convertible Bonds (Cost $3,663,313)	3,387,259
Corporate Non-Convertible Bonds - 15.8%
Communications - 0.2%
45,901	Dex Media, Inc. (d)	14.00	01/29/17	27,655
Consumer Discretionary - 11.0%
2,000,000	JC Penney Corp., Inc.	7.95	04/01/17	1,845,000
Financials - 2.1%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	131,970
13,305	Sears Roebuck Acceptance Corp.	7.00	07/15/42	177,760
3,400	Sears Roebuck Acceptance Corp.	7.40	02/01/43	45,760
355,490
Materials - 2.5%
314,899	Catalyst Paper Corp. (d)	11.00	10/30/17	283,803
162,968	Emerald Plantation Holdings, Ltd. (d)	6.00	01/30/20	124,671
193,000	Sino-Forest Corp. (c)	10.25	07/28/14	1,447
225,000	Sino-Forest Corp. (c)	6.25	10/21/17	1,687
125,000	Sino-Forest Corp. (c)	10.25	07/28/14	938
400,000	Sino-Forest Corp. (c)	6.25	10/21/17	3,000
				415,546
Total Corporate Non-Convertible Bonds (Cost $2,388,244)	2,643,691
Syndicated Loans - 6.3%
262,124	Dex Media West, LLC (e)	8.00	12/31/16	212,320
1,323,599	RH Donnelley, Inc. (e)	9.75	12/31/16	848,206
Total Syndicated Loans (Cost $1,461,962)	1,060,526
Total Fixed Income Securities (Cost $7,513,519)	7,091,476
Total Investments - 48.8% (Cost $7,703,526)*	$8,188,519
Other Assets & Liabilities, Net – 51.2%	8,593,094
Net Assets – 100.0%	$16,781,613

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,745,791 or 16.4% of net assets.
(c)	Security is currently in default and is on scheduled interest or principal payment.
(d)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(e)	Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,210,067
Gross Unrealized Depreciation	(725,074)
Net Unrealized Appreciation	$484,993

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock	$1,064,956	$-	$32,087	$1,097,043
Corporate Convertible Bonds	-	673,555	2,713,704	3,387,259
Corporate Non-Convertible Bonds	-	2,643,691	-	2,643,691
Syndicated Loans	-	1,060,526	-	1,060,526
Total Investments At Value	$1,064,956	$4,377,772	$2,745,791	$8,188,519

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Common Stock	Corporate Convertible Bonds

Balance as of 12/31/13	$-	$-
Change in Unrealized Appreciation / (Depreciation)	10,210	9,905
Purchases	-	2,703,799
Transfers In	21,877	-
Balance as of 03/31/14	$32,087	$2,713,704
Net change in unrealized appreciation / (depreciation) from investments held as of 03/31/14	$10,210	$9,905

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2014.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of March 31, 2014, are as follows:

Investments in Securities	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Input Values
Corporate Convertible Bonds	$2,713,704	Valued at Par	2 Year Convertible Bonds, Bonds can not be traded until 7/18/14
Valued at par as no new information regarding the issuer or the issue had been made available between purchase date 3/14/14 and 3/31/14.  In addition, an identical bond issued by the company has a bid in the market at 100.5. The only difference in the bonds is the trade restriction.  The final consideration supporting a value at par is that the bonds are convertible to common stock at a ratio of 5 to 1 or .20/share.  The stock was trading between .175 and .245/share between 3/19/14 and 3/31/14.  This would put the value of the bonds between 87.50 and 122.50 if valued strictly based on the underlying common stock.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:           /s/ Francis S. M. Chou
                 Francis S.M. Chou, Principal Executive Officer

Date:           May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Francis S. M. Chou
                 Francis S.M. Chou, Principal Executive Officer

Date:            May 20, 2014

By:          /s/ Michael J. McKeen
                 Michael J. McKeen, Principal Financial Officer

Date:            May 20, 2014